Basis Of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change In Collection For Finance And Sales Type Lease [Member]
Prior period reclassification adjustment		$ 17.0	$ 0.6
Reclassification To Reduce Lease Revenue and Leasing Expenses [Member]
Prior period reclassification adjustment		48.7
Impact Of Change In Estimate [Member]
Net Income from continuing operations	$ (35.8)	$ (4.4)	$ (8.0)
Earnings per share from continued operations, basic	$ (0.18)
Earnings per share from continued operations, diluted	$ (0.17)
Earnings per share from continued operations, basic and diluted		$ (0.02)	$ (0.07)
Out Of Period Adjustment [Member]
Net Income from continuing operations	$ (14.4)
Earnings per share from continued operations, basic and diluted	$ (0.07)
Out of period reclassification adjustment	$ (16.9)